MNC-Q1

Quarterly Report
June 30, 2026
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.9%
Airport Revenue – 6.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	$5,000,000	$4,812,676
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2037	1,000,000	1,002,101
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2041	2,155,000	2,307,007
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,009,738
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	2,300,000	2,452,681
Charlotte, NC, Airport Rev., “A”, 5.25%, 7/01/2055	3,000,000	3,200,583
Charlotte, NC, Douglas International Airport Rev., 5.25%, 7/01/2056	2,500,000	2,683,753
Dallas Fort Worth, TX, International Airport, Joint Refunding & Improvement Rev., “A-1”, 5.25%, 11/01/2046	5,000,000	5,306,712
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,045,241
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	6,000,000	6,208,906
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,562,970
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.125%, 6/30/2060	2,580,000	2,606,900
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	1,275,000	1,276,014
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,025,405
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,023,852
		$39,524,539
General Obligations - General Purpose – 3.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$963,769
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,677,117
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	554,850	605,468
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	185,717	188,118
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	344,225	347,231
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	143,274	143,761
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	194,798	189,648
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	680,587	623,406
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	239,000	175,118
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,090,288
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	858,549
Mecklenburg County, NC, General Obligation School, 4%, 2/01/2044	4,000,000	4,025,634
Mecklenburg County, NC, Limited Obligation, 4%, 2/01/2045	4,000,000	4,020,321
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	398,255
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	369,860
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	685,000	666,147
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	310,000	299,414
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	460,000	454,991
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	185,000	179,687
		$19,276,782
General Obligations - Schools – 1.8%
Chambers County, TX, Barbers Hill Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2054	$2,000,000	$1,917,563
Chicago, IL, Board of Education, General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	1,510,000	1,241,168
Guilford County, NC, General Obligation School, 4%, 3/01/2045	4,000,000	4,020,423
Williamson County, TX, Jarrell Independent School District, Unlimited Tax School Building, Texas PSF, 4.25%, 2/15/2053	3,140,000	3,018,516
		$10,197,670
Healthcare Revenue - Hospitals – 7.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$519,357
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 3.625%, 1/15/2048 (Put Date 6/15/2027)	2,500,000	2,520,699
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,143,635
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,003,322
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,239,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	$1,500,000	$1,547,165
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,501,250
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,796,263
North Carolina Medical Care Commission, Health Care Facilities Rev. (Advocate Health Nonprofit Credit Group), “A-4”, 5%, 6/01/2048	3,530,000	3,698,122
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,250,000	2,433,254
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,521,953
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	271,698
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	4,935,000	4,737,954
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,502,620
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	150,486
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,419,352
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	964,534
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,505,353
		$45,476,324
Healthcare Revenue - Long Term Care – 8.6%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,759,736
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	1,006,104
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,940,552
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,981,785
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “C”, 5%, 10/01/2031	1,000,000	1,003,304
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.375%, 10/01/2045	815,000	853,607
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Pennybyrne), 5.625%, 10/01/2055	360,000	371,683
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,577,592
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Methodist Retirement Homes Project), “A”, 5%, 10/01/2035	1,000,000	1,003,533
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	947,570
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	922,604
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carol Woods Project), 5.25%, 12/01/2050	2,000,000	2,087,436
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,935,686
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community Project), 5.25%, 11/01/2056	3,000,000	3,053,064
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2044	1,790,000	1,883,260
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2049	1,100,000	1,122,158
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Everyage), “B”, 5%, 9/01/2054	1,340,000	1,353,777
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	793,054
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	643,163
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	935,179
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,922,142
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,193,940
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2044	1,380,000	1,464,850
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Penick Village Project), “A”, 5.5%, 9/01/2054	1,665,000	1,692,772
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,424,353
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,500,911
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,959,265
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	802,112
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,203,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Twin Lakes Community), “A”, 5.25%, 1/01/2055	$2,000,000	$2,042,756
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5%, 10/01/2050	1,000,000	1,018,173
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), 5.125%, 10/01/2056	1,000,000	1,015,261
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “A”, 5.125%, 10/01/2054	2,000,000	2,020,820
		$49,435,569
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,006,305
Industrial Revenue - Environmental Services – 0.1%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 7/01/2041 (Put Date 7/01/2027)	$835,000	$843,427
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$510,000	$375,678
Industrial Revenue - Paper – 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$1,000,000	$1,045,559
Land Development – 0.0%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$100,000	$100,096
Miscellaneous Revenue - Other – 1.2%
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	$1,000,000	$1,092,426
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,088,214
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,131,112
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,717,234
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	1,485,000	1,508,428
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	190,655
		$6,728,069
Multi-Family Housing Revenue – 4.9%
Gastonia, NC, Housing Authority Multi-Family Tax Exempt Mortgage (Stonecroft Village), “A”, FNMA, 4.55%, 7/01/2043	$3,481,000	$3,579,859
Inlivian, NC, Multi-Family Tax-Exempt (Poplar Grove Apartments), 4.45%, 6/01/2041	3,935,000	3,988,862
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,262,396	1,285,390
North Carolina Gastonia, Housing Authority, Multi-Family Housing Rev. (The Lofts at Hudson), FNMA, 4.6%, 11/01/2044	5,000,000	5,164,363
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	4,905,231	5,058,847
North Carolina, Inlivian Multi-Family Housing Rev. (The Barton South), “A”, FNMA, 5.05%, 2/01/2043	2,000,000	2,144,454
Raleigh, NC, Housing Authority, Multi-Family Rev. (Parkside Apartments), “A”, FNMA, 4.4%, 12/01/2043	4,125,000	4,158,765
Shelby, NC, Multi-Family, Taxable (Laurel Hill Apartments), FNMA, 4.25%, 8/01/2040	2,620,000	2,649,259
		$28,029,799
Sales & Excise Tax Revenue – 2.1%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$350,000	$341,762
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	105,000	105,337
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	336,000	331,706
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	6,329,000	6,318,731
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	635,000	635,099
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	348,000	348,054
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	9,000	8,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	154,000	150,636
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	28,257

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	$1,584,000	$1,354,108
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,515,000	1,202,243
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	718,000	267,070
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	715,000	521,950
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	485,000	436,500
		$12,050,023
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$430,000	$387,777
Single Family Housing - State – 10.0%
North Carolina Finance Agency Home Ownership Rev. (1998 Trust Agreement), “61”, 4.65%, 7/01/2046 (w)	$4,355,000	$4,378,002
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	1,085,000	1,075,637
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), 6.25%, 7/01/2057	2,000,000	2,271,683
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), “59-A”, GNMA, 4.55%, 7/01/2045	2,990,000	2,995,871
North Carolina Housing Finance Agency, Home Ownership Rev. (1998 Trust Agreement), “60”, 4.65%, 7/01/2051	3,270,000	3,248,704
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,285,000	1,211,529
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,405,020
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,500,000	1,510,354
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	1,995,000	2,007,033
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,190,000	1,245,035
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,930,000	5,093,865
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	995,000	1,052,075
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	3,895,000	4,156,811
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 4.5%, 1/01/2048	2,990,000	2,972,427
North Carolina Housing Finance Agency, Home Ownership Rev., “51”, 5.75%, 1/01/2054	3,045,000	3,224,330
North Carolina Housing Finance Agency, Home Ownership Rev., “52-A”, GNMA, 6.25%, 1/01/2055	4,205,000	4,513,487
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 4.55%, 7/01/2044	2,000,000	2,005,522
North Carolina Housing Finance Agency, Home Ownership Rev., “54-A”, 6.25%, 1/01/2055	1,855,000	2,049,061
North Carolina Housing Finance Agency, Home Ownership Rev., “55-A”, GNMA, 6.25%, 7/01/2055	3,775,000	4,104,084
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 4.375%, 7/01/2044	2,960,000	2,987,139
North Carolina Housing Finance Agency, Home Ownership Rev., “53-A”, GNMA, 6.25%, 1/01/2055	3,080,000	3,311,246
		$57,818,915
State & Local Agencies – 11.4%
Ashe County, NC, Limited Obligation, 5%, 6/01/2042	$450,000	$493,085
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2043	450,000	456,553
Ashe County, NC, Limited Obligation, 4.125%, 6/01/2044	350,000	355,071
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	1,520,000	1,400,315
Buncombe County, NC, Limited Obligation, “A”, 4%, 6/01/2046	1,650,000	1,657,188
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	1,115,000	1,223,609
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2043	950,000	1,042,537
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	2,250,000	2,452,515
Cabarrus County, NC, Limited Obligation, 5%, 8/01/2044	750,000	817,505
Cabarrus County, NC, Limited Obligation, “B”, 4%, 6/01/2046	2,135,000	2,144,301
Cabarrus County, NC, Limited Obligation, “B”, 5%, 8/01/2051 (w)	3,500,000	3,735,161
Charlotte, NC, Convention Facility Projects, Certificates of Participation, “A”, 4%, 6/01/2049	2,500,000	2,446,505
Charlotte, NC, NASCAR Hall of Fame Public Facilities, Certificates of Participation, “C”, 3%, 6/01/2039	3,000,000	2,755,319
Charlotte, NC, Refunding Certificates of Participation (Transit Projects), “A”, 3%, 6/01/2048	4,425,000	3,507,928
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,038,339
Durham County, NC, Limited Obligation, 4.5%, 10/01/2042	2,400,000	2,516,338
Durham County, NC, Limited Obligation, 4.5%, 10/01/2043	2,000,000	2,091,767
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2043	1,315,000	1,439,856
Durham County, NC, Limited Obligation Capital Financing Corp., “A”, 5%, 6/01/2044	750,000	815,768
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2044	1,000,000	1,015,296
Harnett County, NC, Limited Obligation, 4.25%, 4/01/2045	625,000	633,716
Henderson County, NC, Limited Obligation, 4%, 10/01/2043	700,000	707,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2044	$745,000	$757,295
Henderson County, NC, Limited Obligation, 4.125%, 10/01/2045	625,000	634,426
Henderson County, NC, Limited Obligation, “A”, 4%, 6/01/2044	415,000	417,292
Henderson County, NC, Limited Obligation, “A”, 4%, 6/01/2045	275,000	275,001
Henderson County, NC, Limited Obligation, “A”, 4.125%, 6/01/2046	325,000	326,001
Henderson County, NC, Limited Obligation, “C”, 4%, 6/01/2044	4,620,000	4,653,781
Henderson County, NC, Limited Obligation, “C”, 4%, 6/01/2045	2,000,000	2,011,627
Henderson County, NC, Limited Obligation, “C”, 4%, 6/01/2046	1,100,000	1,103,088
Iredell County, NC, Limited Obligation, 4%, 4/01/2043	1,500,000	1,520,973
Iredell County, NC, Limited Obligation, 4%, 4/01/2044	400,000	402,597
Iredell County, NC, Limited Obligation, 4%, 4/01/2045	235,000	236,208
Johnston County, NC, Finance Corp. Limited Obligation, 5%, 4/01/2042	1,385,000	1,534,851
Johnston County, NC, Finance Corp. Limited Obligation, 5%, 4/01/2043	1,385,000	1,526,085
Johnston County, NC, Finance Corp. Limited Obligation, 5%, 4/01/2047	1,000,000	1,073,648
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	336,615
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	250,000	291,380
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	816,082
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2042	675,000	767,624
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2043	720,000	815,147
Raleigh, NC, Limited Obligation, 5.25%, 10/01/2044	400,000	449,469
Raleigh, NC, Limited Obligation, “A”, 5%, 10/01/2044	795,000	881,664
Raleigh, NC, Limited Obligation, “A”, 5%, 10/01/2045	750,000	823,815
Raleigh, NC, Limited Obligation, “A”, 5%, 10/01/2046	675,000	734,453
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,779,101
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,932,377
Wilmington, NC, Limited Obligation , 4%, 6/01/2046	1,000,000	1,005,173
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2044	2,040,000	2,146,619
Winston-Salem, NC, Limited Obligation, “A”, 4.5%, 6/01/2045	650,000	674,561
		$65,673,211
Student Loan Revenue – 1.3%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,605,000	$1,563,173
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	2,210,000	2,272,005
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2032	1,590,000	1,670,249
North Carolina State Education Assistance Authority, Student Loan Refunding Rev. (A Political Subdivision of the State of North Carolina), “A”, 5%, 6/01/2035	2,000,000	2,097,228
		$7,602,655
Tax - Other – 2.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,920,000	$1,941,727
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	300,000	301,755
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	670,000	704,713
New York, NY, City Transitional Finance Authority Rev., “F-1”, 4.25%, 2/01/2054	5,120,000	4,894,390
North Carolina Centennial Authority Rev. , 4.25%, 10/01/2051 (w)	5,000,000	4,912,330
		$12,754,915
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,279,474
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	650,000	508,854
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	865,000	793,997
		$2,582,325
Toll Roads – 3.7%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,000,250
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., 5%, 1/01/2040	2,000,000	2,061,345
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2038	3,000,000	3,118,137
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,160,718
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,620,238

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., “A”, AGM, 5%, 1/01/2058	$5,000,000	$5,123,032
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., Capital Appreciation, “B”, AGM, 0%, 1/01/2052	7,000,000	2,030,470
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,244,736
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	2,020,000	2,115,404
		$21,474,330
Transportation - Special Tax – 0.4%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified/Green Bonds), “E”, 4%, 11/15/2045	$2,605,000	$2,490,199
Universities - Colleges – 8.5%
Appalachian, NC, State University Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,079,499
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,247,812
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2048	2,000,000	2,085,034
North Carolina Agricultural & Technical State University General Rev., 5%, 10/01/2052	2,000,000	2,069,933
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,305,288
North Carolina Capital Facilities Finance Agency, Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	3,955,000	3,968,152
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	114,094
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	137,380
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	735,758
University of North Carolina at Chapel Hill, General Rev., “A”, 5%, 12/01/2050	5,000,000	5,363,030
University of North Carolina at Chapel Hill, General Rev., “A”, 5%, 12/01/2055	4,665,000	4,962,162
University of North Carolina, Asheville, Rev., 4%, 6/01/2039	1,450,000	1,457,823
University of North Carolina, Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,537,665
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,259,264
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,765,904
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,010,850
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,765,000	2,683,599
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	168,614
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,773,305
Winston-Salem, NC, State University General Rev., AGM, 5%, 10/01/2042	2,470,000	2,509,595
		$49,234,761
Universities - Dormitories – 0.8%
Florida State Board of Governors, University Athletics Association Rev., “A”, 4.25%, 10/01/2048	$4,920,000	$4,744,712
Utilities - Municipal Owned – 0.2%
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	$525,000	$531,168
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	430,810
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	50,328
		$1,012,306
Utilities - Other – 3.0%
Alabama Energy Southeast Cooperative District Energy Supply Rev., “B”, 5%, 11/01/2033	$575,000	$612,703
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	1,090,000	1,100,755
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,711,384
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	425,000	445,514
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	2,430,000	2,555,788
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,684,359
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	885,000	923,492
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,600,000	1,721,309
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,320,000	2,434,700
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,539,945
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	710,000	712,317
		$17,442,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 18.7%
Asheville, NC, Water System Rev., “A”, 5%, 8/01/2051	$1,185,000	$1,266,664
Asheville, NC, Water System Rev., “A”, 5%, 8/01/2056	3,815,000	4,025,369
Brunswick, NC, Enterprise Systems Rev., 4.5%, 2/01/2049	2,400,000	2,421,110
Cabarrus County, NC, Water & Sewer Authority, Enterprise Systems Rev., 4%, 6/01/2049	6,000,000	5,933,792
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2048	1,600,000	1,700,931
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2049	1,685,000	1,785,871
Cape Fear, NC, Utility Authority, Water & Sewer System Refunding Rev., 5%, 4/01/2050	1,500,000	1,586,173
Carolina Beach, NC, Enterprise Systems Refunding Rev., 5%, 6/01/2046	300,000	326,525
Carolina Beach, NC, Enterprise Systems Refunding Rev., 5%, 6/01/2047	300,000	323,706
Carolina Beach, NC, Enterprise Systems Refunding Rev., 5%, 6/01/2049	350,000	372,673
Carolina Beach, NC, Enterprise Systems Refunding Rev., 4.5%, 6/01/2051	750,000	755,052
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2040	2,000,000	2,268,094
Charlotte, NC, Water & Sewer System Rev., 5%, 7/01/2049	5,000,000	5,326,987
Charlotte, NC, Water & Sewer System Rev., 5%, 7/01/2051	2,000,000	2,143,748
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,671,536
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,463,044
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2049	2,500,000	2,449,914
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2053	2,500,000	2,382,851
Durham, NC, Utility System Refunding Rev. , 5%, 8/01/2055	2,000,000	2,127,422
Fayetteville, NC, Public Works Commission Rev., 4%, 3/01/2051	2,500,000	2,421,686
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2042	1,000,000	1,092,233
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2043	1,465,000	1,594,034
Fuquay-Varina, NC, Combined Utilities Rev., “A”, 5%, 2/01/2044	650,000	702,731
Fuquay-Varina, NC, Combined Utilities Rev., “C”, 4.125%, 6/01/2049	1,250,000	1,231,844
Grand Strand, SC, Waterworks & Sewer Authority, System Improvement Rev., 5%, 6/01/2050	1,000,000	1,069,543
Greensboro, NC, Combined Enterprise System Rev., “B”, 5%, 6/01/2051	2,500,000	2,680,487
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	4,000,000	4,292,288
Greenville, NC, Greenville Utilities Commission, Combined Enterprise System Rev., 5%, 9/01/2049	5,000,000	5,311,098
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 12/01/2046	525,000	556,077
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 7/01/2040	1,325,000	1,334,955
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 1/01/2046	1,000,000	1,000,396
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	605,000	620,802
High Point, NC, Combined Enterprise System Rev., 5%, 11/01/2050	1,500,000	1,591,411
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2049	2,500,000	2,472,070
Holly Springs, NC, Enterprise System Rev., 5%, 11/01/2051	3,050,000	3,248,734
Holly Springs, NC, Enterprise System Rev., 4%, 11/01/2053	2,500,000	2,421,737
Holly Springs, NC, Enterprise System Rev., 5%, 11/01/2055	2,000,000	2,119,746
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2048	4,000,000	3,868,338
Johnston County, NC, Water & Sewer System Rev., 5%, 4/01/2049	3,000,000	3,152,039
Johnston County, NC, Water & Sewer System Rev., 4%, 4/01/2053	5,000,000	4,767,131
Mebane, NC, Combined Utilities Rev., 4%, 8/01/2049	2,675,000	2,598,521
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2049	1,195,000	1,285,498
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2050	1,890,000	2,026,675
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2051	2,250,000	2,405,717
Raleigh, NC, Combined Enterprise System Refunding Rev., 5%, 12/01/2056	1,250,000	1,328,154
Sanford, NC, Enterprise Systems Rev., 4%, 6/01/2049	2,750,000	2,671,717
Sanford, NC, Enterprise Systems Rev., “A”, 4.125%, 6/01/2050	1,275,000	1,248,085
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2041	150,000	167,185
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2042	160,000	177,222
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2043	190,000	209,840
Sanford, NC, Enterprise Systems Rev., “B”, 5%, 6/01/2050	500,000	529,229
Texas Water Development Board State, Water Implementation Rev., “A”, 5%, 10/15/2058	1,360,000	1,408,759
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	2,058,032
		$107,995,476
Total Municipal Bonds		$565,303,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$792,953	$288,167
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$715,350	$514,158
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	6,153,123	$6,153,123

Other Assets, Less Liabilities – 0.9%		5,370,149
Net Assets – 100.0%		$577,629,285

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,153,123 and
$566,106,013, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,973,394, representing 0.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/08/2025-10/05/2021	$436,028	$436,500
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$565,817,846	$—	$565,817,846
U.S. Corporate Bonds	—	288,167	—	288,167
Investment Companies	6,153,123	—	—	6,153,123
Total	$6,153,123	$566,106,013	$—	$572,259,136
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,048,086	$36,172,028	$46,066,750	$(785)	$544	$6,153,123

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$111,374	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
North Carolina	81.1%
New York	2.7%
Texas	2.7%
Puerto Rico	2.6%
Alabama	1.7%
Illinois	1.2%
Florida	1.1%
California	0.6%
Guam	0.6%
Virginia	0.6%
Maryland	0.5%
Pennsylvania	0.5%
South Carolina	0.5%
Wisconsin	0.5%
Tennessee	0.4%
Georgia	0.3%
New Jersey	0.3%
Ohio	0.3%
U.S. Virgin Islands	0.3%
Minnesota	0.2%
New Hampshire	0.2%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.